Segments of Business and Geographic Areas	12 Months Ended
Jan. 01, 2012
Segments of Business and Geographic Areas [Abstract]
Segments of Business(1) and Geographic Areas

18.     Segments of Business (1) and Geographic Areas

	Sales to Customers (2)
(Dollars in Millions)	2011	2010	2009
Consumer —
United States	$5,151	5,519	6,837
International	9,732	9,071	8,966

Total	14,883	14,590	15,803

Pharmaceutical —
United States	12,386	12,519	13,041
International	11,982	9,877	9,479

Total	24,368	22,396	22,520

Medical Devices and Diagnostics —
United States	11,371	11,412	11,011
International	14,408	13,189	12,563

Total	25,779	24,601	23,574

Worldwide total	$65,030	61,587	61,897

	Operating Profit			Identifiable Assets
(Dollars in Millions)	2011 (5)	2010 (6)	2009 (7)	2011	2010	2009
Consumer	$2,096	2,342	2,475	$24,210	23,753	24,671
Pharmaceutical	6,406	7,086	6,413	23,747	19,961	21,460
Medical Devices and Diagnostics	5,263	8,272	7,694	23,609	23,277	22,853

Total	13,765	17,700	16,582	71,566	66,991	68,984
Less: Expense not allocated to segments (3)	1,404	753	827
General corporate (4)				42,078	35,917	25,698

Worldwide total	$12,361	16,947	15,755	$113,644	102,908	94,682

	Additions to Property, Plant & Equipment			Depreciation and Amortization
(Dollars in Millions)	2011	2010	2009	2011	2010	2009
Consumer	$670	526	439	$631	532	513
Pharmaceutical	729	508	535	958	912	922
Medical Devices and Diagnostics	1,095	1,113	1,114	1,331	1,270	1,124

Segments total	2,494	2,147	2,088	2,920	2,714	2,559
General corporate	399	237	277	238	225	215

Worldwide total	$2,893	2,384	2,365	$3,158	2,939	2,774

	Sales to Customers (2)			Long-Lived Assets (8)
(Dollars in Millions)	2011	2010	2009	2011	2010	2009
United States	$28,908	29,450	30,889	$23,529	23,315	22,399
Europe	17,129	15,510	15,934	19,056	16,791	17,347
Western Hemisphere excluding U.S.	6,418	5,550	5,156	3,517	3,653	3,540
Asia-Pacific, Africa	12,575	11,077	9,918	2,163	2,089	1,868

Segments total	65,030	61,587	61,897	48,265	45,848	45,154
General corporate				750	715	790
Other non long-lived assets				64,629	56,345	48,738

Worldwide total	$65,030	61,587	61,897	$113,644	102,908	94,682

(1)	See Note 1 for a description of the segments in which the Company operates.

(2)	Export sales are not significant. In 2011, 2010 and 2009, the Company did not have a customer that represented 10% of total revenues.

(3)

Amounts not allocated to segments include interest (income) expense, non-controlling interests and general corporate (income) expense. Included in 2011, was a $0.5 billion expense for the adjustment to the value of the currency option related to the planned acquisition of Synthes, Inc.

(4)	General corporate includes cash and marketable securities.

(5)

Includes $1,710 million of net litigation expense, comprised of $1,668 million and $42 million in the Pharmaceutical and Medical Devices and Diagnostics segments, respectively. Includes $1,600 million of product liability expense, comprised of $73 million in the Pharmaceutical segment and $1,527 million in the Medical Devices and Diagnostics segment. Includes $656 million of net restructuring expense, comprised of $676 million expense in the Medical Devices and Diagnostics segment and a gain of $20 million in the Pharmaceutical segment. The Medical Devices and Diagnostics segment also includes $521 million expense for the cost associated with the DePuy ASR™ Hip recall program.

(6)

Includes $966 million of net litigation gain, comprised of $333 million expense in the Pharmaceutical segment and a gain of $1,299 million in the Medical Devices and Diagnostics segment. Includes $569 million of product liability expense, comprised of $114 million in the Pharmaceutical segment and $455 million in the Medical Devices and Diagnostics segment. The Medical Devices and Diagnostics segment also includes $280 million expense for the cost associated with the DePuy ASR™ Hip recall program.

(7)

Includes $1,186 million of restructuring expense, comprised of $369 million, $496 million, and $321 million for the Consumer, Pharmaceutical, and Medical Devices and Diagnostics segments, respectively. Includes $386 million of fourth quarter net litigation gain, comprised of a $92 million expense in the Pharmaceutical segment and a gain of $478 million in the Medical Devices and Diagnostics segment.

(8)

Long-lived assets include property, plant and equipment, net for 2011, 2010 and 2009 of $14,739, $14,553 and $14,759, respectively, and intangible assets and goodwill, net for 2011, 2010 and 2009 of $34,276, $32,010 and $31,185, respectively.